Income Taxes - Schedule of Unrecognized Tax Benefits (Details) (10K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018
Income Tax Disclosure [Abstract]
Beginning balance	$ 670	$ 1,136
Additions for tax positions of prior years	4
Reductions for tax positions of prior years		466
Loss before provision for income taxes	$ 674	$ 670